INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Finished products	R$ 6,903,389	R$ 7,413,773
Work in progress	3,255,250	3,795,605
Raw materials	3,085,485	3,277,924
Storeroom supplies	1,054,641	1,350,468
Imports in transit	484,408	696,699
(-) Allowance for adjustments to net realizable value	(52,092)	(29,558)
Total Inventories	R$ 14,731,081	R$ 16,504,911